Condensed Consolidating Financial Information (Details 4) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 08, 2010	Dec. 31, 2012 Parent	Dec. 31, 2011 Parent	Dec. 31, 2010 Parent	Dec. 31, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Guarantor Subsidiaries	Dec. 31, 2010 Guarantor Subsidiaries	Dec. 31, 2012 Eliminations	Dec. 31, 2011 Eliminations	Dec. 31, 2010 Eliminations	Mar. 31, 2013 Senior Notes 8875 Percent Due 2019 [Member]	Dec. 31, 2012 Senior Notes 8875 Percent Due 2019 [Member]	May 16, 2011 Senior Notes 8875 Percent Due 2019 [Member]	May 29, 2013 Senior Notes 7375 Percent Due 2020 [Member] [Member]	Mar. 31, 2013 Senior Notes 7375 Percent Due 2020 [Member] [Member]
Condensed Consolidating Financial Information
Principal amount	$ 32,500,000			$ 325,000,000												$ 300,000,000	$ 300,000,000
Net cash provided by operating activities	191,055,000	146,234,000	154,449,000		28,265,000	129,515,000	167,691,000	162,790,000	16,719,000	(13,242,000)	0	0	0
Cash flows from investing activities:
Purchase of business, net of cash acquired	0	(43,095,000)	(192,252,000)			(20,236,000)	(251,489,000)		(22,859,000)	59,237,000		0	0
Purchases of property and equipment	(147,360,000)	(101,967,000)	(24,025,000)		(9,369,000)	(9,341,000)	(6,447,000)	(137,991,000)	(92,626,000)	(17,578,000)	0	0	0
Purchases of marketable securities	(73,060,000)	(29,621,000)	(362,127,000)		(73,060,000)	(29,621,000)		0	0		0	0
Sales and maturities of investments in marketable securities	55,816,000	319,729,000	132,592,000		55,816,000	319,729,000	132,592,000	0	0	0	0	0	0
Payments to Acquire Investments			0				(10,000,000)			0			10,000,000
Change in restricted cash	768,000	489,000	(937,000)		0	0	0	768,000	489,000	(937,000)	0	0	0
Payments to Settle Awards Granted Prior to Business Combination	0	0	(9,062,000)				0			(9,062,000)			0
Proceeds from Sale and Maturity of Other Investments	0	0	1,618,000				1,618,000			0			0
Payment for investment in subsidiary stock	0	0			33,475,000	(30,000,000)		0	0		(33,475,000)	30,000,000
Other	0	(3,941,000)	0			(600,000)			(3,341,000)			0
Net cash provided by (used in) investing activities	(163,836,000)	141,594,000	(454,193,000)		(60,088,000)	229,931,000		(137,223,000)	(118,337,000)		33,475,000	30,000,000
Cash flows from financing activities:
Proceeds from issuance of debt, net of issuance costs	0	278,256,000	0			278,256,000			0			0
Principal payments under capital lease obligations	(35,287,000)	(528,550,000)	(35,000)		(49,000)	(257,063,000)	(35,000)	(35,238,000)	(271,487,000)	0	0	0	0
Repurchases of common stock	(25,415,000)	(46,989,000)	(851,000)		(25,415,000)	(46,989,000)	(851,000)	0	0	0	0	0	0
Payment of dividends	(21,128,000)	(22,913,000)	(67,474,000)		(21,128,000)	(22,913,000)	(67,474,000)	0	0	0	0	0	0
Proceeds from exercises of stock options	338,000	619,000	2,829,000		338,000	619,000	2,829,000	0	0	0	0	0	0
Proceeds from Parent	0	0			0	0		(33,475,000)	30,000,000		33,475,000	(30,000,000)
Proceeds from Issuance or Sale of Equity			0				0			10,000,000			(10,000,000)
Change in due to/from affiliates, net		0				(360,608,000)			360,608,000			0
Other	(111,000)	(580,000)	2,768,000		(26,000)	0	2,768,000	(85,000)	(580,000)	0	0	0	0
Net cash used in financing activities	(81,381,000)	(318,997,000)	(68,299,000)		(46,228,000)	(408,698,000)	(83,975,000)	(1,678,000)	119,701,000	25,676,000	(33,475,000)	(30,000,000)	(10,000,000)
Net (decrease) increase in cash and cash equivalents	(54,162,000)	(31,169,000)	(368,043,000)		(78,051,000)	(49,252,000)	(412,137,000)	23,889,000	18,083,000	44,094,000	0	0	0
Cash and cash equivalents, beginning of year	211,783,000	242,952,000	610,995,000		148,363,000	197,615,000	609,752,000	63,420,000	45,337,000	1,243,000	0	0	0
Cash and cash equivalents, end of year	$ 157,621,000	$ 211,783,000	$ 242,952,000		$ 70,312,000	$ 148,363,000	$ 197,615,000	$ 87,309,000	$ 63,420,000	$ 45,337,000	$ 0	$ 0	$ 0
Debt Instrument, Interest Rate, Stated Percentage	10.50%			10.50%										8.875%	8.875%	8.875%		7.375%